Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 38,000	$ 61,348
Accounts receivable	276,590	227,988
Other current assets	56,552	10,956
Derivative financial assets	36,542	5,668
Total Current Assets	407,684	305,960
Property, plant and equipment:
Crude oil and natural gas properties (full cost method)	1,322,904	1,253,505
Other capital assets	10,685	13,887
Property, plant and equipment	1,333,589	1,267,392
Other long-term assets	21,154	9,756
Right-of-use assets	20,556	26,118
Deferred income tax asset	154,998	380,858
Total Assets	1,937,981	1,990,084
Current liabilities
Accounts payable	398,482	367,008
Current portion of long-term debt	80,600	100,600
Derivative financial liabilities	10,421	143,200
Current portion of lease liabilities	13,664	10,618
Total Current Liabilities	503,167	621,426
Long-term debt	178,916	601,171
Asset retirement obligation	114,662	132,814
Derivative financial liabilities		7,098
Lease liabilities	9,262	18,265
Deferred income tax liability	55,361
Total Liabilities	861,368	1,380,774
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2022 - 217 million shares; December 31, 2021 - 244 million shares	2,837,329	3,094,061
Paid-in capital	50,457	50,881
Accumulated deficit	(1,509,832)	(2,238,325)
Accumulated other comprehensive loss	(301,341)	(297,307)
Total Shareholders' Equity	1,076,613	609,310
Total Liabilities & Shareholders' Equity	1,937,981	1,990,084
Commitments and Contingencies